Investment Objectives and Goals	May 29, 2024
FPA Queens Road Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FPA Queens Road Small Cap Value Fund
FPA Queens Road Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FPA Queens Road Value Fund